Related Party Transactions (Parties-in-Interest)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party Transactions (Parties-in-Interest)	Related Party Transactions (Parties-in-Interest)
The Plan’s recordkeeper, trustee, and investment advisors described in note 1, as well as the Plan Sponsor, Company and Plan participants, are each a “party in interest” to the Plan as defined by ERISA. Parties-in-interest to the Plan are noted in the Schedule H, Line 4i - Schedule of Assets, filed with Form 5500. Any fees paid by the Plan with respect to those or other transactions are described in note 1.
The Company remitted certain participant contributions to the trustee later than required by Department of Labor Regulation 2510.3‑102. The Company will credit participant accounts with the amount of investment income that would have been earned had the participant contribution been remitted on a timely basis.
The Plan's investments included the GE Vernova Stock Fund as of December 31, 2025 and 2024 and the GE Stock Fund as of December 31, 2024. The Plan purchased $565.2 and $396.9 million and sold $399.7 and $177.9 million of GE Vernova common stock in 2025 and 2024, respectively. The Plan recorded dividend income for GE Vernova common stock of $1.2 million and $0.5 million in 2025 and 2024, respectively. The Plan purchased $689.6 and $813.1 million and sold $483.2 and $241.7 million of GE common stock in 2025 and 2024, respectively. The Plan recorded dividend income for GE common stock of $0 million and $5.8 million in 2025 and 2024, respectively.